Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events
NOTE 19. SUBSEQUENT EVENTS
On April 25th, 2023 the Company’s Board of Directors declared a cash dividend of $0.03 per share of common stock, payable on June 15, 2023, to stockholders of record on May 23, 2023.

NOTE 19. SUBSEQUENT EVENTS
On January 3, 2023, the Separation was completed through the Distribution of approximately 80.1% of outstanding shares of the Company to GE shareholders who held shares of GE common stock as of the close of business on December 16, 2022, the record date for the Distribution. As a result of the Distribution, GE stockholders received one share of the Company’s common stock for every three shares of GE common stock. On January 4, 2023, the Company began trading as an independent, publicly traded company under the stock symbol “GEHC” on the Nasdaq Stock Market LLC.
In connection with the Separation, the Company entered into or adopted several agreements that provide a framework for the relationship between the Company and GE, including, but not limited to the following:

•
Separation and Distribution Agreement
– sets forth the principal actions to be taken in connection with the Separation, including the transfer of assets and assumption of liabilities, and establishes certain rights and obligations between the Company and GE following the Distribution, including procedures with respect to claims subject to indemnification and related matters.

•
Transition Services Agreement
– governs all matters relating to the provision of services between the Company and GE on a transitional basis. The services the Company receives include support for digital technology, human resources, supply chain, finance, and real estate services, among others. The services generally commenced on the date of the Separation and will terminate up to 36 months following the Distribution Date depending upon the related transitional service.

•
Tax Matters Agreement (“TMA”)
– governs the respective rights, responsibilities, and obligations between the Company and GE with respect to all tax matters (excluding employee-related taxes covered under the Employee Matters Agreement), in addition to certain restrictions which generally prohibit us from taking or failing to take any action in the two-year
period following the Distribution that would prevent the Distribution from qualifying as tax-free
for U.S. federal income tax purposes, including limitations on our ability to pursue certain strategic transactions. The TMA specifies the portion of tax liability for which the Company will bear contractual responsibility, and the Company and GE will each agree to indemnify each other against any amounts for which such indemnified party is not responsible.

•
Employee Matters Agreement
– addresses certain employment, compensation, and benefits matters, including the allocation of employees between the Company and GE and the allocation and treatment of certain assets and liabilities relating to our employees and former employees.

•
Adoption of Incentive Plans
– adopted (a) the GE HealthCare 2023 Long-Term Incentive Plan (the “GE HealthCare LTIP”) and (b) the GE
HealthCare Mirror 2022 Long-Term Incentive Plan, the GE HealthCare Mirror 2007 Long-Term Incentive Plan and the GE HealthCare Mirror 1990 Long-Term Incentive Plan (collectively, the “GE HealthCare Mirror LTIPs”), in each case, effective as of the Distribution Date. The GE HealthCare Mirror LTIPs were adopted to assume the converted stock options and RSUs (including performance stock units) held by employees of GE HealthCare or one of its subsidiaries and corporate and former employees of GE or one of its subsidiaries, including those held by our executive officers, in each case as a result of the
Spin-Off.
Grants of equity awards made after the
Spin-Off
to our executive officers and other employees will be made under the GE HealthCare LTIP. The GE HealthCare LTIP and the GE HealthCare Mirror LTIPs became effective as of the Distribution Date.

As a result of the Separation, the Company will record certain spin-off
related transactions during the first quarter of 2023, including, but not limited to the following:

•
Deferred compensation arrangements – GE transferred obligations related to deferred compensation arrangements for non-GE
HealthCare employees of $525 million to GE HealthCare. We did not record any liabilities associated with these obligations in our Combined Statements of Financial Position as of December 31, 2022 and 2021. In January 2023, the Company entered into non-designated
hedges that

are intended to serve as economic hedges for the deferred compensation arrangements that are exposed to stock market volatility. The gross notional amount of the hedges was $224 million.

•
Income taxes – GE transferred additional deferred income taxes to the Company. The amounts assumed by the Company are primarily tax attributes of approximately $1,700 million to $2,200 million that were not part of the Company’s stand-alone operations and approximately $958 million of deferred income taxes related to pension plans transferred to the Company; see Note 10, “Postretirement Benefit Plans” for further information. There was also approximately $516 million of deferred income tax liabilities on unrecognized gains to be recorded in AOCI related to pension plans transferred to the Company. These amounts are not included in the Combined Statements of Financial Position as of December 31, 2022 and 2021. There may be changes to these amounts to reflect realizability and measurement conclusions on a GE HealthCare basis.

Following the Separation, the Company has remaining performance guarantees on behalf of GE. Under the Separation and Distribution Agreement, GE is obligated to use reasonable best efforts to replace the Company as the guarantor or terminate all such performance guarantees. Until such termination or replacement, in the event of non-fulfillment
of contractual obligations by the relevant obligors, the Company could be obligated to make payments under the applicable instruments for which GE is obligated to reimburse and indemnify the Company. As of January 3, 2023, the Company’s maximum aggregate exposure, subject to GE reimbursement, is approximately $164 million. In addition, GE has agreed to fund on behalf of the Company certain technology costs of approximately $75 million expected to occur within one year from the Separation.
On February 1, 2023, our Board of Directors approved a
one-time
equity grant of approximately $100 million, including approximately 1.5 million stock options and 0.8 million restricted stock units of GE HealthCare Technologies Inc. to approximately 8,200 employees. The stock options and restricted stock units were valued based on the share price as of the close of trading on February 1, 2023, and will vest 50% on February 1, 2025, and 50% on February 1, 2026.